Party-in-Interest Transactions (Tables)	12 Months Ended
Dec. 31, 2025
401(k) PLAN
Party-in-Interest Transactions
Schedule of party-in-Interest Transactions

	2025	2024
Number of Common Shares	800,792	883,296
Fair Market Value of Common Shares	$136,577,070	$106,529,786
Cost of Common Shares	$67,037,662	$69,131,483